Retirement Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Retirement Plans [Abstract]
Number of treasury stock shares held	99,231	97,801
Treasury stock held value	$ 2.3	$ 2.2